Loans to Third Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loans to Third Parties (Details) [Line Items]
Loans to third parties	$ 71,020	$ 6,538
Loan to third parties, description	Pursuant to the agreement with Shenzhen Kezhi Technology Co., Ltd.(“Kezhi”) on September 25, 2020 and a series of amendments entered during the period from September 25, 2020 to May 16, 2021, the Company intends to expand to media business through Kezhi. The Company originally planned to acquire certain media business assets from Kezhi, however, due to uncertainties in COVID-19, the Company and Kezhi ultimately reached into a final agreement (“Final agreement”) on May 16, 2021. Pursuant to the Final agreement, the Company agreed to extend a working capital support loan to Kezhi in aggregated of $68,095,019 with expected annual returns over two years and coupon interest rate of 5%.
Effective interest rate	5.00%
Principal of loan receivable	$ 4,660,536
Loans and Leases Receivable, Related Parties, Proceeds	63,434,483
Loan To Third Parties [Member]
Loans to Third Parties (Details) [Line Items]
Loans to third parties	$ 704,981	$ 740,000
Annual Interest rate	8.00%	5.30%